INCOME TAX (CREDITS) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Credits Expenses
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following components:

	2025	2024	2023
	USD	USD	USD

Current tax	17,968	16,308	19,720
Under (Over) provision of tax in prior years	33,982	(89,823)	(68,491)
Total	51,950	(73,515)	(48,771)

SCHEDULE OF INCOME TAX (CREDITS) EXPENSES RECONCILED TO (LOSS) PROFIT BEFORE INCOME TAX

The income tax expenses (credits) for the years can be reconciled to the loss before income tax per the consolidated statement of profit or loss as follows:

	2025	2024	2023
	USD	USD	USD

Loss before income tax	(6,364,785)	(1,011,327)	(753,081)

Tax at the respective income tax rates	(1,437,512)	(39,596)	170,905
Tax effect of expenses not deductible for tax purpose	1,541,308	70,985	191,697
Tax effect of income not taxable for tax purpose	(121,785)	(15,081)	(342,882)
Under (Over) provision in respect of prior years	(33,962)	(89,823)	(68,491)
Total	51,950	(73,515)	(48,771)